Consolidated Balance Sheets - CAD CAD in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		CAD 327	CAD 269
Accounts receivable and other current assets (Note 6)		1,131	1,127
Prepaid expenses		79	85
Inventories (Note 7)		367	372
Regulatory assets (Note 8)		303	313
Total current assets		2,207	2,166
Other assets (Note 9)		480	406
Regulatory assets (Note 8)		2,742	2,620
Property, plant and equipment, net (Note 10)		29,668	29,337
Intangible assets, net (Note 11)		1,081	1,011
Goodwill (Note 12)		11,644	12,364
Total assets		47,822	47,904
Current liabilities
Short-term borrowings (Note 14)		209	1,155
Accounts payable and other current liabilities (Note 13)		2,053	1,970
Regulatory liabilities (Note 8)		490	492
Current installments of long-term debt (Note 14)		705	251
Current installments of capital lease and finance obligations (Note 15)		47	76
Total current liabilities		3,504	3,944
Other liabilities (Note 16)		1,210	1,279
Regulatory liabilities (Note 8)		2,956	1,691
Deferred income taxes (Note 23)		2,298	3,263
Long-term debt (Note 14)		20,691	20,817
Capital lease and finance obligations (Note 15)		414	460
Total liabilities		31,073	31,454
Commitments and Contingencies (Note 30)
Equity
Common shares	[1]	11,582	10,762
Preference shares (Note 18)		1,623	1,623
Additional paid-in capital		10	12
Accumulated other comprehensive income (Note 19)		61	745
Retained earnings		1,727	1,455
Shareholders' equity		15,003	14,597
Non-controlling interests (Note 20)		1,746	1,853
Total equity		16,749	16,450
Total liabilities and equity		CAD 47,822	CAD 47,904

[1]	No par value. Unlimited authorized shares; 421.1 million and 401.5 million issued and outstanding as at December 31, 2017 and 2016, respectively